UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22350
Global Opportunities Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Global Opportunities Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 39.0%

	Principal
Security	Amount	Value

Federal Home Loan Mortgage Corp.:
3.207%, with maturity at 2035(1)	$2,508,390	$2,588,037
4.359%, with maturity at 2030(1)	1,174,882	1,228,670
6.00%, with maturity at 2016	2,162,571	2,328,187
6.50%, with maturity at 2030	8,822,366	9,745,591
7.00%, with various maturities to 2035	13,769,506	15,462,333
7.50%, with maturity at 2034	3,582,963	4,022,071
8.00%, with maturity at 2026	3,436,476	3,941,963

		$39,316,852

Federal National Mortgage Association:
3.85%, with maturity at 2035(1)	$3,049,751	$3,189,372
4.518%, with maturity at 2035(1)	6,589,264	6,890,928
5.00%, with various maturities to 2018	10,070,093	10,742,683
6.00%, with various maturities to 2032	4,847,125	5,255,503
6.50%, with various maturities to 2029	13,069,468	14,402,525
7.00%, with various maturities to 2036	27,213,410	30,273,103
7.50%, with maturity at 2035	21,001,799	23,897,706
8.50%, with maturity at 2032	1,387,747	1,610,123
9.50%, with maturity at 2020	4,085,101	4,891,310

		$101,153,253

Government National Mortgage Association:
7.00%, with various maturities to 2035	$38,074,717	$42,735,184
7.50%, with various maturities to 2022	4,250,661	4,852,497

		$47,587,681

Total Mortgage Pass-Throughs
(identified cost $182,323,223)		$188,057,786

Collateralized Mortgage Obligations — 2.9%

	Principal
Security	Amount	Value

Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$742,556	$821,515

		$821,515

Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	$1,481,020	$1,623,993
Series 2009-62, Class WA, 5.554%, 8/25/39(2)	8,593,808	9,204,358
Series G94-7, Class PJ, 7.50%, 5/17/24	1,912,313	2,177,547

		$13,005,898

Total Collateralized Mortgage Obligations (identified cost $13,523,839)		$13,827,413

Commercial Mortgage-Backed
Securities — 9.5%

	Principal
Security	Amount	Value

COMM, Series 2004-LB2A, Class A4, 4.715%, 3/10/39	$15,000,000	$15,412,842
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(2)	15,000,000	15,386,621
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(2)	14,000,000	14,908,296

Total Commercial Mortgage-Backed Securities
(identified cost $44,243,418)		$45,707,759

U.S. Government Agency Obligations — 10.8%

	Principal
Security	Amount	Value

Federal Home Loan Bank:
5.365%, 9/9/24	$3,300,000	$3,591,407
5.375%, 9/30/22	8,300,000	9,154,136
5.375%, 8/15/24	2,700,000	2,942,457
5.75%, 6/12/26	8,150,000	8,851,601

		$24,539,601

United States Agency for International Development - Israel:
5.50%, 12/4/23	$5,000,000	$5,495,205
5.50%, 4/26/24	20,000,000	21,957,420

		$27,452,625

Total U.S. Government Agency Obligations
(identified cost $52,516,037)		$51,992,226

See notes to financial statements

Global Opportunities Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

U.S. Treasury Obligations — 0.4%

		Principal
Security		Amount	Value

U.S. Treasury Notes: 4.875%, 6/30/12		$2,000,000	$2,164,688

Total U.S. Treasury Obligations (identified cost $2,030,391)			$2,164,688

Short-Term Investments — 36.3%
Foreign Government Securities — 2.6%

		Principal
Security		Amount	Value

Egypt — 2.6%

Egypt Treasury Bill, 0.00%, 5/4/10	EGP	22,375,000	$4,023,978
Egypt Treasury Bill, 0.00%, 5/25/10	EGP	10,325,000	1,846,854
Egypt Treasury Bill, 0.00%, 6/1/10	EGP	15,150,000	2,704,993
Egypt Treasury Bill, 0.00%, 6/15/10	EGP	2,750,000	489,225
Egypt Treasury Bill, 0.00%, 6/29/10	EGP	4,975,000	881,821
Egypt Treasury Bill, 0.00%, 8/31/10	EGP	9,625,000	1,677,423
Egypt Treasury Bill, 0.00%, 9/28/10	EGP	5,100,000	881,867

Total Egypt (identified cost $12,673,498)			$12,506,161

Total Foreign Government Securities (identified cost $12,673,498)			$12,506,161

Other Securities — 33.7%

		Interest
Description		(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.19%(3)		$162,503	$162,503,237

Total Other Securities
(identified cost $162,503,237)			$162,503,237

Total Short-Term Investments
(identified cost $175,176,735)			$175,009,398

Total Investments — 98.9%
(identified cost $469,813,643)			$476,759,270

Other Assets, Less Liabilities — 1.1%			$5,064,880

Net Assets — 100.0%			$481,824,150

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

EGP - Egyptian Pound

COMM - Commercial Mortgage Pass-Through Certificate

CSFB - Credit Suisse First Boston Mortgage Securities Corp.

MLMT - Merrill Lynch Mortgage Trust

(1)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2010.

(2)	Weighted average fixed-rate coupon that changes/updates monthly.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the period from commencement of operations on November 20, 2009 to April 30, 2010 was $55,937 and $0, respectively.

See notes to financial statements

Global Opportunities Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $307,310,406)	$314,256,033
Affiliated investment, at value (identified cost, $162,503,237)	162,503,237
Foreign currency, at value (identified cost, $1,160,684)	1,159,841
Interest receivable	1,612,977
Interest receivable from affiliated investment	23,756
Receivable for investments sold	34,018
Receivable for closed forward sale commitments	3,444
Receivable for open forward foreign currency exchange contracts	2,106,648
Receivable for closed forward foreign currency exchange contracts	1,421,795

Total assets	$483,121,749

Liabilities

Payable for closed forward sale commitments	$262,262
Payable for open forward foreign currency exchange contracts	315,767
Payable for closed forward foreign currency exchange contracts	94,717
Payable for open spread lock swap contracts	120,215
Payable to affiliates:
Investment adviser fee	240,265
Trustees’ fees	1,116
Accrued expenses	263,257

Total liabilities	$1,297,599

Net Assets applicable to investors’ interest in Portfolio	$481,824,150

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$473,208,697
Net unrealized appreciation	8,615,453

Total	$481,824,150

Statement of Operations

For the Period Ended
April 30, 2010(1)

Investment Income

Interest (net of foreign taxes, $50,514)	$5,564,630
Interest allocated from affiliated investments	96,803
Expenses allocated from affiliated investments	(40,866)

Total investment income	$5,620,567

Expenses

Investment adviser fee	$1,011,196
Trustees’ fees and expenses	7,830
Custodian fee	230,787
Legal and accounting services	40,839
Miscellaneous	6,604

Total expenses	$1,297,256

Net investment income	$4,323,311

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$3,752,449
Investment transactions allocated from affiliated investments	12,944
Foreign currency and forward foreign currency exchange contract transactions	8,313,889

Net realized gain	$12,079,282

Change in unrealized appreciation (depreciation) —
Investments	$(3,303,027)
Spread lock swap contracts	(120,215)
Foreign currency and forward foreign currency exchange contracts	1,790,041

Net change in unrealized appreciation (depreciation)	$(1,633,201)

Net realized and unrealized gain	$10,446,081

Net increase in net assets from operations	$14,769,392

(1)	For the period from the start of business, November 20, 2009, to April 30, 2010.

See notes to financial statements

Global Opportunities Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statement of Changes in Net Assets

Period Ended
Increase (Decrease)	April 30, 2010
in Net Assets	(Unaudited)(1)

From operations —
Net investment income	$4,323,311
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	12,079,282
Net change in unrealized appreciation (depreciation) from investments, spread lock swap contracts, foreign currency and forward foreign currency exchange contracts	(1,633,201)

Net increase in net assets from operations	$14,769,392

Capital transactions —
Contributions	$214,186,351
Withdrawals	(3,276,873)
Transfer of assets (see Note 4)	256,145,280

Net increase in net assets from capital transactions	$467,054,758

Net increase in net assets	$481,824,150

Net Assets

At beginning of period	$—

At end of period	$481,824,150

(1)	For the period from the start of business, November 20, 2009, to April 30, 2010.

See notes to financial statements

Global Opportunities Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Period Ended
	April 30, 2010
	(Unaudited)(1)

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses	0.79	%(2)
Net investment income	2.55	%(2)
Portfolio Turnover	13	%(3)

Total Return	3.20	%(3)

Net assets, end of period (000’s omitted)	$481,824

(1)	For the period from the start of business, November 20, 2009, to April 30, 2010.

(2)	Annualized.

(3)	Not annualized.

See notes to financial statements

Global Opportunities Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio commenced operations on November 20, 2009. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 87.7% and 12.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification

Global Opportunities Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio’s initial period of operations from November 20, 2009 to April 30, 2010 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Spread Lock Swap Contracts — A spread lock swap contract allows the user to lock in the forward differential (or spread) between the swap rate and a specified benchmark on an interest rate swap contract. These contracts involve commitments to pay or receive a settlement amount calculated based on the difference between the swap spread and an agreed upon fixed spread, the notional amount of the agreement and the duration of the spread lock swap contract. During the term of the outstanding spread lock swap contract, changes in the underlying value of the swap are recorded as unrealized gains or losses. Payments received or made at the termination of the spread lock swap contract are recorded as realized gains or losses. Upon termination, the Portfolio is obligated to enter into the interest rate swap agreement which can be closed at any time up to the maturity date at the then current value. The Portfolio is exposed to credit loss in the event of non-performance by the counterparty.

K  Forward Sale Commitments — The Portfolio may enter into forward sale commitments to enhance return. The proceeds to be received from the forward sale commitment are recorded as a liability and are subsequently valued at approximately the current market

Global Opportunities Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

value of the underlying security in accordance with the Portfolio’s policies on investment valuations discussed above. The Portfolio records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Portfolio realizes a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.615% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets equal or exceed that level, and is payable monthly. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the period from the start of business on November 20, 2009 to April 30, 2010, the Portfolio’s investment adviser fee totaled $1,035,894 of which $24,698 was allocated from Cash Management Portfolio and $1,011,196 was paid or accrued directly by the Portfolio. For the period from the start of business on November 20, 2009 to April 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.615% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business on November 20, 2009 to April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, investments acquired in the transfer of assets as described in Note 4 and forward sale commitments, and including maturities and paydowns, for the period from the start of business on November 20, 2009 to April 30, 2010 were as follows:

Purchases

Investments (non-U.S. Government)	$44,245,234
U.S. Government and Agency Securities	33,822,977

$78,068,211

Sales

Investments (non-U.S. Government)	$16,733,373
U.S. Government and Agency Securities	14,284,825

$31,018,198

4   Transfer of Assets

On December 10, 2009, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund (formerly, Eaton Vance Medallion Strategic Income Fund) transferred investments and related assets of $240,087,243 and $27,196,539, respectively, including net unrealized appreciation of $9,150,290 and $1,098,364, respectively, in exchange for an interest in the Portfolio. The transactions were structured for tax purposes to qualify as tax free exchanges under the Internal Revenue Code.

5   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$470,131,376

Gross unrealized appreciation	$7,570,453
Gross unrealized depreciation	(942,559)

Net unrealized appreciation	$6,627,894

6   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward

Global Opportunities Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

foreign currency exchange contracts and spread lock swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement Date	Deliver	In Exchange For	Appreciation

5/6/10	Euro 65,100,000	United States Dollar 87,938,382	$1,260,372
5/10/10	Euro 47,000,000	United States Dollar 62,770,380	190,876
5/26/10	Japanese Yen 1,429,900,000	United States Dollar 15,329,281	104,420

			$1,555,668

Purchases

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)

5/17/10	Malaysian Ringgit 47,140,000	United States Dollar 14,623,856	$170,329
5/19/10	Norwegian Krone 9,731,000	Euro 1,221,751	21,664
5/26/10	Norwegian Krone 162,955,500	Euro 20,591,569	177,207
5/26/10	Polish Zloty 83,254,000	Euro 21,361,146	(249,181)
5/26/10	Mexican Peso 173,954,172	United States Dollar 14,149,748	(53,298)
5/27/10	Indonesian Rupiah 131,250,000,000	United States Dollar 14,513,989	33,523
5/28/10	Indian Rupee 654,250,000	United States Dollar 14,646,295	47,218
5/28/10	Indian Rupee 654,250,000	United States Dollar 14,646,295	47,218
6/1/10	South Korean Won 16,378,200,000	United States Dollar 14,676,464	53,821
6/2/10	Brazilian Real 51,597,250	United States Dollar 29,521,255	(13,288)

			$235,213

At April 30, 2010, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $1,421,795 and a payable of $94,717.

Spread Lock Swap Contracts

	Notional
	Amount of
	Underlying	Cash		Net
	Swap	Settlement	Termination	Unrealized
Counterparty	(000’s omitted)	Formula*	Date	Depreciation

Credit Suisse	$25,000	10-year swap spread minus 0.0675% (spread lock) times $21,400	9/23/10	$(102,935)
Credit Suisse	25,000	10-year swap spread minus 0.0275% (spread lock) times $21,600	10/7/10	(17,280)

				$(120,215)

*	If the cash settlement amount is positive, then such amount will be paid by the counterparty to the Portfolio. If the cash settlement amount is negative, then such amount will be paid by the Portfolio to the counterparty.

At April 30, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into spread lock swap contracts.

The Portfolio enters into spread lock swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2010, the fair value of derivatives with credit-related contingent features in a net liability position was $151,849.

Global Opportunities Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The non-exchange traded derivatives in which the Portfolio invests, including spread lock swap contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk was $3,528,443, representing the fair value of such derivatives in an asset position. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $379,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2010 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative(1)	Liability Derivative(2)

Foreign Exchange	Forward foreign currency exchange contracts	$3,528,443	$(410,484)
Interest Rate	Spread lock swap contracts	—	(120,215)

(1)	Statement of Assets and Liabilities location: Receivable for open and closed forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open and closed forward foreign currency exchange contracts and Payable for open spread lock swap contracts, respectively.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure on the Statement of Operations for the period ended April 30, 2010 was as follows:

			Change in
			Unrealized
		Realized Gain	Appreciation
		(Loss) on	(Depreciation) on
		Derivatives	Derivatives
		Recognized in	Recognized in
Risk	Derivative	Income(1)	Income(2)

Foreign Exchange	Forward foreign currency exchange contracts	$8,983,562	$1,790,881
Interest Rate	Spread lock swap contracts	—	(120,215)

Total		$8,983,562	$1,670,666

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts and Spread lock swap contracts, respectively.

The average notional amounts of forward foreign currency exchange contracts and spread lock swap contracts outstanding during the period from the start of business on November 20, 2009 to April 30, 2010, which are indicative of the volume of these derivative types, were approximately $177,185,000 and $40,476,000, respectively.

7   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the period from the start of business on November 20, 2009 to April 30, 2010.

8   Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain

Global Opportunities Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage Pass-Throughs	$—	$188,057,786	$—	$188,057,786
Collateralized Mortgage Obligations	—	13,827,413	—	13,827,413
Commercial Mortgage-Backed Securities	—	45,707,759	—	45,707,759
U.S. Government Agency Obligations	—	51,992,226	—	51,992,226
U.S. Treasury Obligations	—	2,164,688	—	2,164,688
Short-Term Investments	—	175,009,398	—	175,009,398

Total Investments	$—	$476,759,270	$—	$476,759,270

Forward Foreign Currency Exchange Contracts	$—	$3,528,443	$—	$3,528,443

Total	$—	$480,287,713	$—	$480,287,713

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(410,484)	$—	$(410,484)
Spread Lock Swap Contracts	—	(120,215)	—	(120,215)

Total	$—	$(530,699)	$—	$(530,699)

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Opportunities Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia President

Date:	June 16, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Global Opportunities Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	June 16, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	June 16, 2010